Shareholder Report	2 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Dec. 31, 2023
Shareholder Report [Line Items]
Document Type		N-CSRS
Amendment Flag		false
Registrant Name		Pacific Select Fund
Entity Central Index Key		0000813900
Entity Investment Company Type		N-1A
Document Period End Date		Jun. 30, 2024
C000153750
Shareholder Report [Line Items]
Fund Name		Core Income Portfolio
Class Name		Class I
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Core Income Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$37	0.75%

Expenses Paid, Amount		$ 37
Expense Ratio, Percent		0.75%
Material Change Date			Dec. 31, 2023
AssetsNet	$ 493,233,849	$ 493,233,849
Holdings Count | Holding	252	252
InvestmentCompanyPortfolioTurnover		55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets$493,233,849 # of Portfolio Holdings252 Year-to-Date Total Return0.52% Portfolio Turnover Rate55%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	0.6%
Others (each less than 3.0%)	1.4%
Mortgage-Backed Securities	8.2%
U.S. Treasury Obligations	14.0%
Asset-Backed Securities	15.3%
Senior Loan Notes	15.9%
Corporate Bonds & Notes	44.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  LIBOR Transition Risk was removed from the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]		LIBOR Transition Risk was removed from the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		www.pacificlife.com/pacificselectfund.html
C000153751
Shareholder Report [Line Items]
Fund Name		Core Income Portfolio
Class Name		Class P
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Core Income Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$27	0.55%

Expenses Paid, Amount		$ 27
Expense Ratio, Percent		0.55%
Material Change Date			Dec. 31, 2023
AssetsNet	$ 493,233,849	$ 493,233,849
Holdings Count | Holding	252	252
InvestmentCompanyPortfolioTurnover		55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets$493,233,849 # of Portfolio Holdings252 Year-to-Date Total Return0.62% Portfolio Turnover Rate55%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	0.6%
Others (each less than 3.0%)	1.4%
Mortgage-Backed Securities	8.2%
U.S. Treasury Obligations	14.0%
Asset-Backed Securities	15.3%
Senior Loan Notes	15.9%
Corporate Bonds & Notes	44.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  LIBOR Transition Risk was removed from the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]		LIBOR Transition Risk was removed from the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		www.pacificlife.com/pacificselectfund.html
C000078095
Shareholder Report [Line Items]
Fund Name		Diversified Bond Portfolio
Class Name		Class I
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Diversified Bond Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.65%

Expenses Paid, Amount		$ 32
Expense Ratio, Percent		0.65%
AssetsNet	$ 2,276,408,976	$ 2,276,408,976
Holdings Count | Holding	1,012	1,012
InvestmentCompanyPortfolioTurnover		88.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets$2,276,408,976 # of Portfolio Holdings1,012 Year-to-Date Total Return(0.19%) Portfolio Turnover Rate88%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	(1.3%)
Derivatives	0.0%
Others (each less than 3.0%)	1.7%
Short-Term Investments	5.8%
Foreign Government Bonds & Notes	6.4%
Asset-Backed Securities	12.6%
U.S. Treasury Obligations	17.5%
Mortgage-Backed Securities	17.6%
Corporate Bonds & Notes	39.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		www.pacificlife.com/pacificselectfund.html
C000098966
Shareholder Report [Line Items]
Fund Name		Diversified Bond Portfolio
Class Name		Class P
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Diversified Bond Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$22	0.44%

Expenses Paid, Amount		$ 22
Expense Ratio, Percent		0.44%
AssetsNet	$ 2,276,408,976	$ 2,276,408,976
Holdings Count | Holding	1,012	1,012
InvestmentCompanyPortfolioTurnover		88.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets$2,276,408,976 # of Portfolio Holdings1,012 Year-to-Date Total Return(0.09%) Portfolio Turnover Rate88%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	(1.3%)
Derivatives	0.0%
Others (each less than 3.0%)	1.7%
Short-Term Investments	5.8%
Foreign Government Bonds & Notes	6.4%
Asset-Backed Securities	12.6%
U.S. Treasury Obligations	17.5%
Mortgage-Backed Securities	17.6%
Corporate Bonds & Notes	39.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		www.pacificlife.com/pacificselectfund.html
C000111629
Shareholder Report [Line Items]
Fund Name		Floating Rate Income Portfolio
Class Name		Class I
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Floating Rate Income Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	0.92%

Expenses Paid, Amount		$ 47
Expense Ratio, Percent		0.92%
Material Change Date			Dec. 31, 2023
AssetsNet	$ 280,741,949	$ 280,741,949
Holdings Count | Holding	127	127
InvestmentCompanyPortfolioTurnover		65.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets$280,741,949 # of Portfolio Holdings127 Year-to-Date Total Return4.20% Portfolio Turnover Rate65%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(3.5%)
Others (each less than 3.0%)	2.6%
Exchange-Traded Funds	4.9%
Short-Term Investments	5.8%
Consumer, Cyclical	7.9%
Technology	15.8%
Consumer, Non-Cyclical	16.4%
Financial	19.6%
Industrial	30.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Industrial Sector Risk was added and LIBOR Transition Risk was removed from the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]		Industrial Sector Risk was added and LIBOR Transition Risk was removed from the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		www.pacificlife.com/pacificselectfund.html
C000111630
Shareholder Report [Line Items]
Fund Name		Floating Rate Income Portfolio
Class Name		Class P
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Floating Rate Income Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$36	0.71%

Expenses Paid, Amount		$ 36
Expense Ratio, Percent		0.71%
Material Change Date			Dec. 31, 2023
AssetsNet	$ 280,741,949	$ 280,741,949
Holdings Count | Holding	127	127
InvestmentCompanyPortfolioTurnover		65.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets$280,741,949 # of Portfolio Holdings127 Year-to-Date Total Return4.42% Portfolio Turnover Rate65%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(3.5%)
Others (each less than 3.0%)	2.6%
Exchange-Traded Funds	4.9%
Short-Term Investments	5.8%
Consumer, Cyclical	7.9%
Technology	15.8%
Consumer, Non-Cyclical	16.4%
Financial	19.6%
Industrial	30.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Industrial Sector Risk was added and LIBOR Transition Risk was removed from the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]		Industrial Sector Risk was added and LIBOR Transition Risk was removed from the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		www.pacificlife.com/pacificselectfund.html
C000078079
Shareholder Report [Line Items]
Fund Name		High Yield Bond Portfolio
Class Name		Class I
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the High Yield Bond Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.63%

Expenses Paid, Amount		$ 32
Expense Ratio, Percent		0.63%
Material Change Date			Dec. 31, 2023
AssetsNet	$ 605,135,744	$ 605,135,744
Holdings Count | Holding	213	213
InvestmentCompanyPortfolioTurnover		55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets$605,135,744 # of Portfolio Holdings213 Year-to-Date Total Return2.61% Portfolio Turnover Rate55%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	0.1%
Others (each less than 3.0%)	5.0%
Financial	4.5%
Short-Term Investments	4.5%
Utilities	5.2%
Asset Backed Securities	5.4%
Communications	8.7%
Consumer, Non-Cyclical	12.5%
Energy	12.7%
Consumer, Cyclical	15.7%
Industrial	25.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  LIBOR Transition Risk was removed from the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]		LIBOR Transition Risk was removed from the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		www.pacificlife.com/pacificselectfund.html
C000098951
Shareholder Report [Line Items]
Fund Name		High Yield Bond Portfolio
Class Name		Class P
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the High Yield Bond Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$22	0.43%

Expenses Paid, Amount		$ 22
Expense Ratio, Percent		0.43%
Material Change Date			Dec. 31, 2023
AssetsNet	$ 605,135,744	$ 605,135,744
Holdings Count | Holding	213	213
InvestmentCompanyPortfolioTurnover		55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets$605,135,744 # of Portfolio Holdings213 Year-to-Date Total Return2.72% Portfolio Turnover Rate55%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	0.1%
Others (each less than 3.0%)	5.0%
Financial	4.5%
Short-Term Investments	4.5%
Utilities	5.2%
Asset Backed Securities	5.4%
Communications	8.7%
Consumer, Non-Cyclical	12.5%
Energy	12.7%
Consumer, Cyclical	15.7%
Industrial	25.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  LIBOR Transition Risk was removed from the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]		LIBOR Transition Risk was removed from the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		www.pacificlife.com/pacificselectfund.html
C000078081
Shareholder Report [Line Items]
Fund Name		Inflation Managed Portfolio
Class Name		Class I
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Inflation Managed Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$37	0.73%

Expenses Paid, Amount		$ 37
Expense Ratio, Percent		0.73%
Material Change Date			Dec. 31, 2023
AssetsNet	$ 354,692,003	$ 354,692,003
Holdings Count | Holding	330	330
InvestmentCompanyPortfolioTurnover		113.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets$354,692,003 # of Portfolio Holdings330 Year-to-Date Total Return1.14% Portfolio Turnover Rate113%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	(35.6%)
Derivatives	0.1%
Others (each less than 3.0%)	0.5%
Asset-Backed Securities	9.6%
Foreign Government Bonds & Notes	9.9%
Short-Term Investments	11.8%
Mortgage-Backed Securities	19.5%
U.S. Treasury Obligations	84.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  LIBOR Transition Risk was removed from the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]		LIBOR Transition Risk was removed from the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		www.pacificlife.com/pacificselectfund.html
C000098953
Shareholder Report [Line Items]
Fund Name		Inflation Managed Portfolio
Class Name		Class P
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Inflation Managed Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$27	0.54%

Expenses Paid, Amount		$ 27
Expense Ratio, Percent		0.54%
Material Change Date			Dec. 31, 2023
AssetsNet	$ 354,692,003	$ 354,692,003
Holdings Count | Holding	330	330
InvestmentCompanyPortfolioTurnover		113.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets$354,692,003 # of Portfolio Holdings330 Year-to-Date Total Return1.24% Portfolio Turnover Rate113%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	(35.6%)
Derivatives	0.1%
Others (each less than 3.0%)	0.5%
Asset-Backed Securities	9.6%
Foreign Government Bonds & Notes	9.9%
Short-Term Investments	11.8%
Mortgage-Backed Securities	19.5%
U.S. Treasury Obligations	84.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  LIBOR Transition Risk was removed from the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]		LIBOR Transition Risk was removed from the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		www.pacificlife.com/pacificselectfund.html
C000222604
Shareholder Report [Line Items]
Fund Name		Intermediate Bond Portfolio
Class Name		Class I
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Intermediate Bond Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.65%

Expenses Paid, Amount		$ 32
Expense Ratio, Percent		0.65%
Material Change Date			Dec. 31, 2023
AssetsNet	$ 785,821,548	$ 785,821,548
Holdings Count | Holding	569	569
InvestmentCompanyPortfolioTurnover		41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets$785,821,548 # of Portfolio Holdings569 Year-to-Date Total Return0.02% Portfolio Turnover Rate41%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	0.6%
Others (each less than 3.0%)	1.2%
Asset-Backed Securities	15.6%
U.S. Treasury Obligations	19.6%
Corporate Bonds & Notes	25.0%
Mortgage-Backed Securities	38.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  LIBOR Transition Risk was removed from the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]		LIBOR Transition Risk was removed from the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		www.pacificlife.com/pacificselectfund.html
C000222605
Shareholder Report [Line Items]
Fund Name		Intermediate Bond Portfolio
Class Name		Class P
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Intermediate Bond Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$22	0.44%

Expenses Paid, Amount		$ 22
Expense Ratio, Percent		0.44%
Material Change Date			Dec. 31, 2023
AssetsNet	$ 785,821,548	$ 785,821,548
Holdings Count | Holding	569	569
InvestmentCompanyPortfolioTurnover		41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets$785,821,548 # of Portfolio Holdings569 Year-to-Date Total Return0.12% Portfolio Turnover Rate41%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	0.6%
Others (each less than 3.0%)	1.2%
Asset-Backed Securities	15.6%
U.S. Treasury Obligations	19.6%
Corporate Bonds & Notes	25.0%
Mortgage-Backed Securities	38.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  LIBOR Transition Risk was removed from the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]		LIBOR Transition Risk was removed from the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		www.pacificlife.com/pacificselectfund.html
C000078080
Shareholder Report [Line Items]
Fund Name		Managed Bond Portfolio
Class Name		Class I
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Managed Bond Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$33	0.66%

Expenses Paid, Amount		$ 33
Expense Ratio, Percent		0.66%
Material Change Date			Dec. 31, 2023
AssetsNet	$ 2,028,349,824	$ 2,028,349,824
Holdings Count | Holding	1,218	1,218
InvestmentCompanyPortfolioTurnover		335.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets$2,028,349,824 # of Portfolio Holdings1,218 Year-to-Date Total Return0.30% Portfolio Turnover Rate335%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	(49.9%)
Derivatives	0.4%
Others (each less than 3.0%)	2.7%
Foreign Government Bonds & Notes	4.0%
Asset-Backed Securities	14.8%
U.S. Treasury Obligations	17.1%
Corporate Bonds & Notes	40.4%
Mortgage-Backed Securities	70.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  LIBOR Transition Risk was removed from the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]		LIBOR Transition Risk was removed from the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		www.pacificlife.com/pacificselectfund.html
C000098952
Shareholder Report [Line Items]
Fund Name		Managed Bond Portfolio
Class Name		Class P
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Managed Bond Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$23	0.46%

Expenses Paid, Amount		$ 23
Expense Ratio, Percent		0.46%
Material Change Date			Dec. 31, 2023
AssetsNet	$ 2,028,349,824	$ 2,028,349,824
Holdings Count | Holding	1,218	1,218
InvestmentCompanyPortfolioTurnover		335.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets$2,028,349,824 # of Portfolio Holdings1,218 Year-to-Date Total Return0.40% Portfolio Turnover Rate335%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	(49.9%)
Derivatives	0.4%
Others (each less than 3.0%)	2.7%
Foreign Government Bonds & Notes	4.0%
Asset-Backed Securities	14.8%
U.S. Treasury Obligations	17.1%
Corporate Bonds & Notes	40.4%
Mortgage-Backed Securities	70.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  LIBOR Transition Risk was removed from the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]		LIBOR Transition Risk was removed from the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		www.pacificlife.com/pacificselectfund.html
C000078082
Shareholder Report [Line Items]
Fund Name		Short Duration Bond Portfolio
Class Name		Class I
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Short Duration Bond Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$33	0.65%

Expenses Paid, Amount		$ 33
Expense Ratio, Percent		0.65%
Material Change Date			Dec. 31, 2023
AssetsNet	$ 810,102,838	$ 810,102,838
Holdings Count | Holding	574	574
InvestmentCompanyPortfolioTurnover		59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets$810,102,838 # of Portfolio Holdings574 Year-to-Date Total Return1.74% Portfolio Turnover Rate59%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	0.6%
Derivatives	0.0%
Others (each less than 3.0%)	2.2%
Mortgage-Backed Securities	11.3%
U.S. Treasury Obligations	21.3%
Asset-Backed Securities	21.3%
Corporate Bonds & Notes	43.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  LIBOR Transition Risk was removed from the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]		LIBOR Transition Risk was removed from the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		www.pacificlife.com/pacificselectfund.html
C000098954
Shareholder Report [Line Items]
Fund Name		Short Duration Bond Portfolio
Class Name		Class P
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Short Duration Bond Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$22	0.44%

Expenses Paid, Amount		$ 22
Expense Ratio, Percent		0.44%
Material Change Date			Dec. 31, 2023
AssetsNet	$ 810,102,838	$ 810,102,838
Holdings Count | Holding	574	574
InvestmentCompanyPortfolioTurnover		59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets$810,102,838 # of Portfolio Holdings574 Year-to-Date Total Return1.84% Portfolio Turnover Rate59%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	0.6%
Derivatives	0.0%
Others (each less than 3.0%)	2.2%
Mortgage-Backed Securities	11.3%
U.S. Treasury Obligations	21.3%
Asset-Backed Securities	21.3%
Corporate Bonds & Notes	43.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  LIBOR Transition Risk was removed from the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]		LIBOR Transition Risk was removed from the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		www.pacificlife.com/pacificselectfund.html
C000111627
Shareholder Report [Line Items]
Fund Name		Emerging Markets Debt Portfolio
Class Name		Class I
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Emerging Markets Debt Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$51	1.02%

Expenses Paid, Amount		$ 51
Expense Ratio, Percent		1.02%
Material Change Date			Dec. 31, 2023
AssetsNet	$ 308,028,799	$ 308,028,799
Holdings Count | Holding	226	226
InvestmentCompanyPortfolioTurnover		112.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets$308,028,799 # of Portfolio Holdings226 Year-to-Date Total Return1.63% Portfolio Turnover Rate112%
Holdings [Text Block]

Country Of Risk (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	2.5%
Derivatives	0.3%
Others (each less than 3.0%)	40.0%
Multi-National	3.0%
Romania	3.1%
Nigeria	3.5%
Israel	3.7%
South Africa	3.8%
Colombia	4.3%
Peru	5.0%
Turkey	5.0%
Mexico	7.8%
Brazil	8.9%
United States	9.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  LIBOR Transition Risk was removed from the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]		LIBOR Transition Risk was removed from the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		www.pacificlife.com/pacificselectfund.html
C000111628
Shareholder Report [Line Items]
Fund Name		Emerging Markets Debt Portfolio
Class Name		Class P
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Emerging Markets Debt Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$41	0.81%

Expenses Paid, Amount		$ 41
Expense Ratio, Percent		0.81%
Material Change Date			Dec. 31, 2023
AssetsNet	$ 308,028,799	$ 308,028,799
Holdings Count | Holding	226	226
InvestmentCompanyPortfolioTurnover		112.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets$308,028,799 # of Portfolio Holdings226 Year-to-Date Total Return1.73% Portfolio Turnover Rate112%
Holdings [Text Block]

Country Of Risk (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	2.5%
Derivatives	0.3%
Others (each less than 3.0%)	40.0%
Multi-National	3.0%
Romania	3.1%
Nigeria	3.5%
Israel	3.7%
South Africa	3.8%
Colombia	4.3%
Peru	5.0%
Turkey	5.0%
Mexico	7.8%
Brazil	8.9%
United States	9.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  LIBOR Transition Risk was removed from the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]		LIBOR Transition Risk was removed from the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		www.pacificlife.com/pacificselectfund.html
C000078089
Shareholder Report [Line Items]
Fund Name		Dividend Growth Portfolio
Class Name		Class I
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Dividend Growth Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$45	0.87%

Expenses Paid, Amount		$ 45
Expense Ratio, Percent		0.87%
AssetsNet	$ 673,113,014	$ 673,113,014
Holdings Count | Holding	104	104
InvestmentCompanyPortfolioTurnover		7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets$673,113,014 # of Portfolio Holdings104 Year-to-Date Total Return9.67% Portfolio Turnover Rate7%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Others (each less than 3.0%)	7.8%
Energy	4.8%
Consumer, Cyclical	9.7%
Industrial	14.8%
Financial	17.6%
Technology	21.6%
Consumer, Non-Cyclical	23.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		www.pacificlife.com/pacificselectfund.html
C000098960
Shareholder Report [Line Items]
Fund Name		Dividend Growth Portfolio
Class Name		Class P
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Dividend Growth Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$34	0.65%

Expenses Paid, Amount		$ 34
Expense Ratio, Percent		0.65%
AssetsNet	$ 673,113,014	$ 673,113,014
Holdings Count | Holding	104	104
InvestmentCompanyPortfolioTurnover		7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets$673,113,014 # of Portfolio Holdings104 Year-to-Date Total Return9.77% Portfolio Turnover Rate7%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Others (each less than 3.0%)	7.8%
Energy	4.8%
Consumer, Cyclical	9.7%
Industrial	14.8%
Financial	17.6%
Technology	21.6%
Consumer, Non-Cyclical	23.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		www.pacificlife.com/pacificselectfund.html
C000078115
Shareholder Report [Line Items]
Fund Name		Equity Index Portfolio
Class Name		Class I
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Equity Index Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$15	0.28%

Expenses Paid, Amount		$ 15
Expense Ratio, Percent		0.28%
Material Change Date			Dec. 31, 2023
AssetsNet	$ 5,205,680,231	$ 5,205,680,231
Holdings Count | Holding	505	505
InvestmentCompanyPortfolioTurnover		1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets$5,205,680,231 # of Portfolio Holdings505 Year-to-Date Total Return15.12% Portfolio Turnover Rate1%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	0.0%
Derivatives	(0.0%)
Others (each less than 3.0%)	4.5%
Energy	3.7%
Industrial	7.1%
Consumer, Cyclical	7.8%
Financial	13.4%
Communications	15.2%
Consumer, Non-Cyclical	17.1%
Technology	31.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Technology Sector Risk was added to the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]		Technology Sector Risk was added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		www.pacificlife.com/pacificselectfund.html
C000098974
Shareholder Report [Line Items]
Fund Name		Equity Index Portfolio
Class Name		Class P
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Equity Index Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$4	0.08%

Expenses Paid, Amount		$ 4
Expense Ratio, Percent		0.08%
Material Change Date			Dec. 31, 2023
AssetsNet	$ 5,205,680,231	$ 5,205,680,231
Holdings Count | Holding	505	505
InvestmentCompanyPortfolioTurnover		1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets$5,205,680,231 # of Portfolio Holdings505 Year-to-Date Total Return15.23% Portfolio Turnover Rate1%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	0.0%
Derivatives	(0.0%)
Others (each less than 3.0%)	4.5%
Energy	3.7%
Industrial	7.1%
Consumer, Cyclical	7.8%
Financial	13.4%
Communications	15.2%
Consumer, Non-Cyclical	17.1%
Technology	31.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Technology Sector Risk was added to the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]		Technology Sector Risk was added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		www.pacificlife.com/pacificselectfund.html
C000078104
Shareholder Report [Line Items]
Fund Name		Focused Growth Portfolio
Class Name		Class I
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Focused Growth Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$51	0.95%

Expenses Paid, Amount		$ 51
Expense Ratio, Percent		0.95%
AssetsNet	$ 914,535,218	$ 914,535,218
Holdings Count | Holding	39	39
InvestmentCompanyPortfolioTurnover		18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets$914,535,218 # of Portfolio Holdings39 Year-to-Date Total Return17.94% Portfolio Turnover Rate18%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.1%)
Others (each less than 3.0%)	2.6%
Consumer, Cyclical	4.8%
Industrial	5.3%
Financial	9.8%
Consumer, Non-Cyclical	14.2%
Communications	22.7%
Technology	40.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		www.pacificlife.com/pacificselectfund.html
C000098970
Shareholder Report [Line Items]
Fund Name		Focused Growth Portfolio
Class Name		Class P
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Focused Growth Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$41	0.75%

Expenses Paid, Amount		$ 41
Expense Ratio, Percent		0.75%
AssetsNet	$ 914,535,218	$ 914,535,218
Holdings Count | Holding	39	39
InvestmentCompanyPortfolioTurnover		18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets$914,535,218 # of Portfolio Holdings39 Year-to-Date Total Return18.06% Portfolio Turnover Rate18%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.1%)
Others (each less than 3.0%)	2.6%
Consumer, Cyclical	4.8%
Industrial	5.3%
Financial	9.8%
Consumer, Non-Cyclical	14.2%
Communications	22.7%
Technology	40.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		www.pacificlife.com/pacificselectfund.html
C000078093
Shareholder Report [Line Items]
Fund Name		Growth Portfolio
Class Name		Class I
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Growth Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$44	0.78%

Expenses Paid, Amount		$ 44
Expense Ratio, Percent		0.78%
AssetsNet	$ 1,726,453,942	$ 1,726,453,942
Holdings Count | Holding	68	68
InvestmentCompanyPortfolioTurnover		22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets$1,726,453,942 # of Portfolio Holdings68 Year-to-Date Total Return24.42% Portfolio Turnover Rate22%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.1%)
Others (each less than 3.0%)	2.7%
Consumer, Cyclical	3.3%
Industrial	8.5%
Financial	9.2%
Consumer, Non-Cyclical	13.5%
Communications	19.0%
Technology	43.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		www.pacificlife.com/pacificselectfund.html
C000098964
Shareholder Report [Line Items]
Fund Name		Growth Portfolio
Class Name		Class P
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Growth Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$32	0.58%

Expenses Paid, Amount		$ 32
Expense Ratio, Percent		0.58%
AssetsNet	$ 1,726,453,942	$ 1,726,453,942
Holdings Count | Holding	68	68
InvestmentCompanyPortfolioTurnover		22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets$1,726,453,942 # of Portfolio Holdings68 Year-to-Date Total Return24.54% Portfolio Turnover Rate22%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.1%)
Others (each less than 3.0%)	2.7%
Consumer, Cyclical	3.3%
Industrial	8.5%
Financial	9.2%
Consumer, Non-Cyclical	13.5%
Communications	19.0%
Technology	43.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		www.pacificlife.com/pacificselectfund.html
C000226479
Shareholder Report [Line Items]
Fund Name		Hedged Equity Portfolio
Class Name		Class I
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Hedged Equity Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$46	0.88%

Expenses Paid, Amount		$ 46
Expense Ratio, Percent		0.88%
Material Change Date			Dec. 31, 2023
AssetsNet	$ 361,755,034	$ 361,755,034
Holdings Count | Holding	173	173
InvestmentCompanyPortfolioTurnover		19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets$361,755,034 # of Portfolio Holdings173 Year-to-Date Total Return10.65% Portfolio Turnover Rate19%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.1%)
Derivatives	(0.0%)
Others (each less than 3.0%)	5.0%
Energy	3.7%
Consumer, Cyclical	7.3%
Industrial	7.4%
Financial	13.6%
Communications	14.6%
Consumer, Non-Cyclical	16.2%
Technology	32.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Technology Sector Risk was added to the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]		Technology Sector Risk was added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		www.pacificlife.com/pacificselectfund.html
C000226478
Shareholder Report [Line Items]
Fund Name		Hedged Equity Portfolio
Class Name		Class P
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Hedged Equity Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$36	0.68%

Expenses Paid, Amount		$ 36
Expense Ratio, Percent		0.68%
Material Change Date			Dec. 31, 2023
AssetsNet	$ 361,755,034	$ 361,755,034
Holdings Count | Holding	173	173
InvestmentCompanyPortfolioTurnover		19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets$361,755,034 # of Portfolio Holdings173 Year-to-Date Total Return10.76% Portfolio Turnover Rate19%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.1%)
Derivatives	(0.0%)
Others (each less than 3.0%)	5.0%
Energy	3.7%
Consumer, Cyclical	7.3%
Industrial	7.4%
Financial	13.6%
Communications	14.6%
Consumer, Non-Cyclical	16.2%
Technology	32.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Technology Sector Risk was added to the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]		Technology Sector Risk was added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		www.pacificlife.com/pacificselectfund.html
C000078077
Shareholder Report [Line Items]
Fund Name		Large-Cap Core Portfolio
Class Name		Class I
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Large-Cap Core Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$37	0.68%

Expenses Paid, Amount		$ 37
Expense Ratio, Percent		0.68%
Material Change Date			Dec. 31, 2023
AssetsNet	$ 2,662,686,037	$ 2,662,686,037
Holdings Count | Holding	52	52
InvestmentCompanyPortfolioTurnover		35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets$2,662,686,037 # of Portfolio Holdings52 Year-to-Date Total Return15.93% Portfolio Turnover Rate35%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.2%)
Others (each less than 3.0%)	0.3%
Utilities	3.0%
Energy	4.7%
Consumer, Cyclical	6.7%
Communications	10.9%
Industrial	11.9%
Financial	13.2%
Consumer, Non-Cyclical	15.2%
Technology	34.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Technology Sector Risk was added to the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]		Technology Sector Risk was added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		www.pacificlife.com/pacificselectfund.html
C000098949
Shareholder Report [Line Items]
Fund Name		Large-Cap Core Portfolio
Class Name		Class P
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Large-Cap Core Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$26	0.48%

Expenses Paid, Amount		$ 26
Expense Ratio, Percent		0.48%
Material Change Date			Dec. 31, 2023
AssetsNet	$ 2,662,686,037	$ 2,662,686,037
Holdings Count | Holding	52	52
InvestmentCompanyPortfolioTurnover		35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets$2,662,686,037 # of Portfolio Holdings52 Year-to-Date Total Return16.05% Portfolio Turnover Rate35%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.2%)
Others (each less than 3.0%)	0.3%
Utilities	3.0%
Energy	4.7%
Consumer, Cyclical	6.7%
Communications	10.9%
Industrial	11.9%
Financial	13.2%
Consumer, Non-Cyclical	15.2%
Technology	34.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Technology Sector Risk was added to the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]		Technology Sector Risk was added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		www.pacificlife.com/pacificselectfund.html
C000078072
Shareholder Report [Line Items]
Fund Name		Large-Cap Growth Portfolio
Class Name		Class I
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Large-Cap Growth Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	0.85%

Expenses Paid, Amount		$ 47
Expense Ratio, Percent		0.85%
AssetsNet	$ 1,794,267,503	$ 1,794,267,503
Holdings Count | Holding	128	128
InvestmentCompanyPortfolioTurnover		33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets$1,794,267,503 # of Portfolio Holdings128 Year-to-Date Total Return23.54% Portfolio Turnover Rate33%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.1%)
Others (each less than 3.0%)	3.4%
Consumer, Cyclical	4.8%
Financial	5.1%
Industrial	6.9%
Consumer, Non-Cyclical	18.0%
Communications	20.8%
Technology	41.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		www.pacificlife.com/pacificselectfund.html
C000098945
Shareholder Report [Line Items]
Fund Name		Large-Cap Growth Portfolio
Class Name		Class P
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Large-Cap Growth Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$36	0.65%

Expenses Paid, Amount		$ 36
Expense Ratio, Percent		0.65%
AssetsNet	$ 1,794,267,503	$ 1,794,267,503
Holdings Count | Holding	128	128
InvestmentCompanyPortfolioTurnover		33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets$1,794,267,503 # of Portfolio Holdings128 Year-to-Date Total Return23.67% Portfolio Turnover Rate33%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.1%)
Others (each less than 3.0%)	3.4%
Consumer, Cyclical	4.8%
Financial	5.1%
Industrial	6.9%
Consumer, Non-Cyclical	18.0%
Communications	20.8%
Technology	41.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		www.pacificlife.com/pacificselectfund.html
C000078083
Shareholder Report [Line Items]
Fund Name		Large-Cap Value Portfolio
Class Name		Class I
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Large-Cap Value Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$43	0.84%

Expenses Paid, Amount		$ 43
Expense Ratio, Percent		0.84%
AssetsNet	$ 1,448,947,098	$ 1,448,947,098
Holdings Count | Holding	52	52
InvestmentCompanyPortfolioTurnover		11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets$1,448,947,098 # of Portfolio Holdings52 Year-to-Date Total Return3.60% Portfolio Turnover Rate11%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	0.0%
Others (each less than 3.0%)	3.4%
Basic Materials	4.7%
Utilities	7.8%
Communications	8.2%
Energy	8.8%
Technology	10.2%
Industrial	12.0%
Consumer, Non-Cyclical	18.7%
Financial	26.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		www.pacificlife.com/pacificselectfund.html
C000098955
Shareholder Report [Line Items]
Fund Name		Large-Cap Value Portfolio
Class Name		Class P
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Large-Cap Value Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$32	0.64%

Expenses Paid, Amount		$ 32
Expense Ratio, Percent		0.64%
AssetsNet	$ 1,448,947,098	$ 1,448,947,098
Holdings Count | Holding	52	52
InvestmentCompanyPortfolioTurnover		11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets$1,448,947,098 # of Portfolio Holdings52 Year-to-Date Total Return3.70% Portfolio Turnover Rate11%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	0.0%
Others (each less than 3.0%)	3.4%
Basic Materials	4.7%
Utilities	7.8%
Communications	8.2%
Energy	8.8%
Technology	10.2%
Industrial	12.0%
Consumer, Non-Cyclical	18.7%
Financial	26.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		www.pacificlife.com/pacificselectfund.html
C000078113
Shareholder Report [Line Items]
Fund Name		Mid-Cap Equity Portfolio
Class Name		Class I
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Mid-Cap Equity Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$51	1.00%

Expenses Paid, Amount		$ 51
Expense Ratio, Percent		1.00%
Material Change Date			Dec. 31, 2023
AssetsNet	$ 571,915,012	$ 571,915,012
Holdings Count | Holding	424	424
InvestmentCompanyPortfolioTurnover		55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets$571,915,012 # of Portfolio Holdings424 Year-to-Date Total Return4.90% Portfolio Turnover Rate55%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	(0.6%)
Derivatives	0.8%
Mortgage-Backed Securities	7.5%
Asset-Backed Securities	17.2%
Short-Term Investments	36.6%
Corporate Bonds & Notes	38.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Swap Agreements Risk was added to the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]		Swap Agreements Risk was added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		www.pacificlife.com/pacificselectfund.html
C000098972
Shareholder Report [Line Items]
Fund Name		Mid-Cap Equity Portfolio
Class Name		Class P
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Mid-Cap Equity Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$42	0.82%

Expenses Paid, Amount		$ 42
Expense Ratio, Percent		0.82%
Material Change Date			Dec. 31, 2023
AssetsNet	$ 571,915,012	$ 571,915,012
Holdings Count | Holding	424	424
InvestmentCompanyPortfolioTurnover		55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets$571,915,012 # of Portfolio Holdings424 Year-to-Date Total Return5.00% Portfolio Turnover Rate55%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	(0.6%)
Derivatives	0.8%
Mortgage-Backed Securities	7.5%
Asset-Backed Securities	17.2%
Short-Term Investments	36.6%
Corporate Bonds & Notes	38.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Swap Agreements Risk was added to the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]		Swap Agreements Risk was added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		www.pacificlife.com/pacificselectfund.html
C000078086
Shareholder Report [Line Items]
Fund Name		Mid-Cap Growth Portfolio
Class Name		Class I
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Mid-Cap Growth Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$45	0.91%

Expenses Paid, Amount		$ 45
Expense Ratio, Percent		0.91%
AssetsNet	$ 1,000,352,165	$ 1,000,352,165
Holdings Count | Holding	68	68
InvestmentCompanyPortfolioTurnover		21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets$1,000,352,165 # of Portfolio Holdings68 Year-to-Date Total Return0.95% Portfolio Turnover Rate21%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.6%)
Short-Term Investments	3.6%
Financial	6.9%
Communications	6.9%
Consumer, Cyclical	16.4%
Industrial	21.2%
Technology	21.9%
Consumer, Non-Cyclical	23.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		www.pacificlife.com/pacificselectfund.html
C000098958
Shareholder Report [Line Items]
Fund Name		Mid-Cap Growth Portfolio
Class Name		Class P
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Mid-Cap Growth Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$35	0.71%

Expenses Paid, Amount		$ 35
Expense Ratio, Percent		0.71%
AssetsNet	$ 1,000,352,165	$ 1,000,352,165
Holdings Count | Holding	68	68
InvestmentCompanyPortfolioTurnover		21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets$1,000,352,165 # of Portfolio Holdings68 Year-to-Date Total Return1.05% Portfolio Turnover Rate21%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.6%)
Short-Term Investments	3.6%
Financial	6.9%
Communications	6.9%
Consumer, Cyclical	16.4%
Industrial	21.2%
Technology	21.9%
Consumer, Non-Cyclical	23.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		www.pacificlife.com/pacificselectfund.html
C000078098
Shareholder Report [Line Items]
Fund Name		Mid-Cap Value Portfolio
Class Name		Class I
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Mid-Cap Value Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	0.93%

Expenses Paid, Amount		$ 47
Expense Ratio, Percent		0.93%
AssetsNet	$ 387,262,230	$ 387,262,230
Holdings Count | Holding	136	136
InvestmentCompanyPortfolioTurnover		27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets$387,262,230 # of Portfolio Holdings136 Year-to-Date Total Return4.33% Portfolio Turnover Rate27%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.2%)
Others (each less than 3.0%)	4.9%
Basic Materials	4.4%
Utilities	4.4%
Energy	6.1%
Technology	9.2%
Consumer, Cyclical	10.7%
Consumer, Non-Cyclical	12.0%
Financial	23.6%
Industrial	24.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		www.pacificlife.com/pacificselectfund.html
C000098969
Shareholder Report [Line Items]
Fund Name		Mid-Cap Value Portfolio
Class Name		Class P
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Mid-Cap Value Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$38	0.74%

Expenses Paid, Amount		$ 38
Expense Ratio, Percent		0.74%
AssetsNet	$ 387,262,230	$ 387,262,230
Holdings Count | Holding	136	136
InvestmentCompanyPortfolioTurnover		27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets$387,262,230 # of Portfolio Holdings136 Year-to-Date Total Return4.44% Portfolio Turnover Rate27%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.2%)
Others (each less than 3.0%)	4.9%
Basic Materials	4.4%
Utilities	4.4%
Energy	6.1%
Technology	9.2%
Consumer, Cyclical	10.7%
Consumer, Non-Cyclical	12.0%
Financial	23.6%
Industrial	24.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		www.pacificlife.com/pacificselectfund.html
C000078087
Shareholder Report [Line Items]
Fund Name		Small-Cap Equity Portfolio
Class Name		Class I
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Small-Cap Equity Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$46	0.92%

Expenses Paid, Amount		$ 46
Expense Ratio, Percent		0.92%
AssetsNet	$ 258,289,175	$ 258,289,175
Holdings Count | Holding	1,489	1,489
InvestmentCompanyPortfolioTurnover		43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets$258,289,175 # of Portfolio Holdings1,489 Year-to-Date Total Return0.44% Portfolio Turnover Rate43%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.1%)
Derivatives	0.0%
Others (each less than 3.0%)	3.4%
Utilities	3.1%
Technology	4.9%
Basic Materials	5.4%
Energy	6.1%
Consumer, Non-Cyclical	10.4%
Consumer, Cyclical	13.1%
Industrial	21.5%
Financial	32.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		www.pacificlife.com/pacificselectfund.html
C000098959
Shareholder Report [Line Items]
Fund Name		Small-Cap Equity Portfolio
Class Name		Class P
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Small-Cap Equity Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$36	0.73%

Expenses Paid, Amount		$ 36
Expense Ratio, Percent		0.73%
AssetsNet	$ 258,289,175	$ 258,289,175
Holdings Count | Holding	1,489	1,489
InvestmentCompanyPortfolioTurnover		43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets$258,289,175 # of Portfolio Holdings1,489 Year-to-Date Total Return0.54% Portfolio Turnover Rate43%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.1%)
Derivatives	0.0%
Others (each less than 3.0%)	3.4%
Utilities	3.1%
Technology	4.9%
Basic Materials	5.4%
Energy	6.1%
Consumer, Non-Cyclical	10.4%
Consumer, Cyclical	13.1%
Industrial	21.5%
Financial	32.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		www.pacificlife.com/pacificselectfund.html
C000078074
Shareholder Report [Line Items]
Fund Name		Small-Cap Growth Portfolio
Class Name		Class I
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Small-Cap Growth Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$42	0.84%

Expenses Paid, Amount		$ 42
Expense Ratio, Percent		0.84%
Material Change Date			Dec. 31, 2023
AssetsNet	$ 340,615,377	$ 340,615,377
Holdings Count | Holding	115	115
InvestmentCompanyPortfolioTurnover		43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets$340,615,377 # of Portfolio Holdings115 Year-to-Date Total Return2.79% Portfolio Turnover Rate43%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.8%)
Others (each less than 3.0%)	3.7%
Short-Term Investments	4.7%
Financial	5.0%
Energy	6.1%
Consumer, Cyclical	8.2%
Industrial	18.9%
Consumer, Non-Cyclical	26.5%
Technology	27.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Technology Sector Risk and Consumer Non-Cyclical Sector Risk were added to the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]		Technology Sector Risk and Consumer Non-Cyclical Sector Risk were added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		www.pacificlife.com/pacificselectfund.html
C000098947
Shareholder Report [Line Items]
Fund Name		Small-Cap Growth Portfolio
Class Name		Class P
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Small-Cap Growth Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$32	0.64%

Expenses Paid, Amount		$ 32
Expense Ratio, Percent		0.64%
Material Change Date			Dec. 31, 2023
AssetsNet	$ 340,615,377	$ 340,615,377
Holdings Count | Holding	115	115
InvestmentCompanyPortfolioTurnover		43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets$340,615,377 # of Portfolio Holdings115 Year-to-Date Total Return2.89% Portfolio Turnover Rate43%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.8%)
Others (each less than 3.0%)	3.7%
Short-Term Investments	4.7%
Financial	5.0%
Energy	6.1%
Consumer, Cyclical	8.2%
Industrial	18.9%
Consumer, Non-Cyclical	26.5%
Technology	27.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Technology Sector Risk and Consumer Non-Cyclical Sector Risk were added to the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]		Technology Sector Risk and Consumer Non-Cyclical Sector Risk were added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		www.pacificlife.com/pacificselectfund.html
C000078116
Shareholder Report [Line Items]
Fund Name		Small-Cap Index Portfolio
Class Name		Class I
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Small-Cap Index Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$28	0.55%

Expenses Paid, Amount		$ 28
Expense Ratio, Percent		0.55%
AssetsNet	$ 734,861,985	$ 734,861,985
Holdings Count | Holding	2,023	2,023
InvestmentCompanyPortfolioTurnover		13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets$734,861,985 # of Portfolio Holdings2,023 Year-to-Date Total Return1.44% Portfolio Turnover Rate13%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.6%)
Derivatives	0.0%
Others (each less than 3.0%)	3.9%
Basic Materials	3.5%
Communications	3.9%
Energy	6.4%
Technology	9.8%
Consumer, Cyclical	11.0%
Industrial	15.7%
Financial	22.8%
Consumer, Non-Cyclical	23.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		www.pacificlife.com/pacificselectfund.html
C000098975
Shareholder Report [Line Items]
Fund Name		Small-Cap Index Portfolio
Class Name		Class P
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Small-Cap Index Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$18	0.35%

Expenses Paid, Amount		$ 18
Expense Ratio, Percent		0.35%
AssetsNet	$ 734,861,985	$ 734,861,985
Holdings Count | Holding	2,023	2,023
InvestmentCompanyPortfolioTurnover		13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets$734,861,985 # of Portfolio Holdings2,023 Year-to-Date Total Return1.54% Portfolio Turnover Rate13%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.6%)
Derivatives	0.0%
Others (each less than 3.0%)	3.9%
Basic Materials	3.5%
Communications	3.9%
Energy	6.4%
Technology	9.8%
Consumer, Cyclical	11.0%
Industrial	15.7%
Financial	22.8%
Consumer, Non-Cyclical	23.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		www.pacificlife.com/pacificselectfund.html
C000078075
Shareholder Report [Line Items]
Fund Name		Small-Cap Value Portfolio
Class Name		Class I
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Small-Cap Value Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$46	0.94%

Expenses Paid, Amount		$ 46
Expense Ratio, Percent		0.94%
Material Change Date			Dec. 31, 2023
AssetsNet	$ 274,228,984	$ 274,228,984
Holdings Count | Holding	547	547
InvestmentCompanyPortfolioTurnover		122.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets$274,228,984 # of Portfolio Holdings547 Year-to-Date Total Return(1.99%) Portfolio Turnover Rate122%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Others (each less than 3.0%)	2.0%
Communications	3.3%
Basic Materials	4.5%
Consumer, Non-Cyclical	7.9%
Energy	14.8%
Industrial	19.6%
Consumer, Cyclical	20.5%
Financial	27.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Effective May 1, 2024, American Century Investment Management, Inc., through its division Avantis Investors, began managing the Fund and some investment policies changed at that time. In addition, the investment adviser initiated a management fee waiver of 0.17% through April 30, 2025.

Material Fund Change Expenses [Text Block]

  Effective May 1, 2024, American Century Investment Management, Inc., through its division Avantis Investors, began managing the Fund and some investment policies changed at that time. In addition, the investment adviser initiated a management fee waiver of 0.17% through April 30, 2025.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		www.pacificlife.com/pacificselectfund.html
C000098948
Shareholder Report [Line Items]
Fund Name		Small-Cap Value Portfolio
Class Name		Class P
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Small-Cap Value Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$38	0.77%

Expenses Paid, Amount		$ 38
Expense Ratio, Percent		0.77%
Material Change Date			Dec. 31, 2023
AssetsNet	$ 274,228,984	$ 274,228,984
Holdings Count | Holding	547	547
InvestmentCompanyPortfolioTurnover		122.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets$274,228,984 # of Portfolio Holdings547 Year-to-Date Total Return(1.90%) Portfolio Turnover Rate122%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Others (each less than 3.0%)	2.0%
Communications	3.3%
Basic Materials	4.5%
Consumer, Non-Cyclical	7.9%
Energy	14.8%
Industrial	19.6%
Consumer, Cyclical	20.5%
Financial	27.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Effective May 1, 2024, American Century Investment Management, Inc., through its division Avantis Investors, began managing the Fund and some investment policies changed at that time. In addition, the investment adviser initiated a management fee waiver of 0.17% through April 30, 2025.

  Effective May 1, 2024, American Century Investment Management, Inc., through its division Avantis Investors, began managing the Fund and some investment policies changed at that time. In addition, the investment adviser initiated a management fee waiver of 0.17% through April 30, 2025.

  Effective May 1, 2024, American Century Investment Management, Inc., through its division Avantis Investors, began managing the Fund and some investment policies changed at that time. In addition, the investment adviser initiated a management fee waiver of 0.17% through April 30, 2025.

Material Fund Change Expenses [Text Block]

  Effective May 1, 2024, American Century Investment Management, Inc., through its division Avantis Investors, began managing the Fund and some investment policies changed at that time. In addition, the investment adviser initiated a management fee waiver of 0.17% through April 30, 2025.

Material Fund Change Strategies [Text Block]

  Effective May 1, 2024, American Century Investment Management, Inc., through its division Avantis Investors, began managing the Fund and some investment policies changed at that time. In addition, the investment adviser initiated a management fee waiver of 0.17% through April 30, 2025.

Material Fund Change Adviser [Text Block]

  Effective May 1, 2024, American Century Investment Management, Inc., through its division Avantis Investors, began managing the Fund and some investment policies changed at that time. In addition, the investment adviser initiated a management fee waiver of 0.17% through April 30, 2025.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		www.pacificlife.com/pacificselectfund.html
C000078084
Shareholder Report [Line Items]
Fund Name		Value Portfolio
Class Name		Class I
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Value Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$44	0.88%

Expenses Paid, Amount		$ 44
Expense Ratio, Percent		0.88%
AssetsNet	$ 846,239,432	$ 846,239,432
Holdings Count | Holding	83	83
InvestmentCompanyPortfolioTurnover		22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets$846,239,432 # of Portfolio Holdings83 Year-to-Date Total Return3.01% Portfolio Turnover Rate22%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	0.2%
Derivatives	0.0%
Others (each less than 3.0%)	2.9%
Consumer, Cyclical	3.8%
Technology	4.1%
Utilities	6.4%
Communications	6.7%
Energy	8.1%
Industrial	13.4%
Financial	20.6%
Consumer, Non-Cyclical	33.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		www.pacificlife.com/pacificselectfund.html
C000098956
Shareholder Report [Line Items]
Fund Name		Value Portfolio
Class Name		Class P
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Value Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$34	0.68%

Expenses Paid, Amount		$ 34
Expense Ratio, Percent		0.68%
AssetsNet	$ 846,239,432	$ 846,239,432
Holdings Count | Holding	83	83
InvestmentCompanyPortfolioTurnover		22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets$846,239,432 # of Portfolio Holdings83 Year-to-Date Total Return3.11% Portfolio Turnover Rate22%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	0.2%
Derivatives	0.0%
Others (each less than 3.0%)	2.9%
Consumer, Cyclical	3.8%
Technology	4.1%
Utilities	6.4%
Communications	6.7%
Energy	8.1%
Industrial	13.4%
Financial	20.6%
Consumer, Non-Cyclical	33.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		www.pacificlife.com/pacificselectfund.html
C000125302
Shareholder Report [Line Items]
Fund Name		Value Advantage Portfolio
Class Name		Class I
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Value Advantage Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$45	0.87%

Expenses Paid, Amount		$ 45
Expense Ratio, Percent		0.87%
Material Change Date			Dec. 31, 2023
AssetsNet	$ 1,037,719,472	$ 1,037,719,472
Holdings Count | Holding	125	125
InvestmentCompanyPortfolioTurnover		14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets$1,037,719,472 # of Portfolio Holdings125 Year-to-Date Total Return6.44% Portfolio Turnover Rate14%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Others (each less than 3.0%)	4.4%
Utilities	3.5%
Communications	5.8%
Consumer, Cyclical	6.9%
Energy	8.9%
Industrial	14.6%
Consumer, Non-Cyclical	18.6%
Financial	37.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Effective January 1, 2024, the investment adviser initiated a management fee waiver of 0.02% through April 30, 2025.

Material Fund Change Expenses [Text Block]		Effective January 1, 2024, the investment adviser initiated a management fee waiver of 0.02% through April 30, 2025.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		www.pacificlife.com/pacificselectfund.html
C000125303
Shareholder Report [Line Items]
Fund Name		Value Advantage Portfolio
Class Name		Class P
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Value Advantage Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$35	0.68%

Expenses Paid, Amount		$ 35
Expense Ratio, Percent		0.68%
Material Change Date			Dec. 31, 2023
AssetsNet	$ 1,037,719,472	$ 1,037,719,472
Holdings Count | Holding	125	125
InvestmentCompanyPortfolioTurnover		14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets$1,037,719,472 # of Portfolio Holdings125 Year-to-Date Total Return6.55% Portfolio Turnover Rate14%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Others (each less than 3.0%)	4.4%
Utilities	3.5%
Communications	5.8%
Consumer, Cyclical	6.9%
Energy	8.9%
Industrial	14.6%
Consumer, Non-Cyclical	18.6%
Financial	37.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Effective January 1, 2024, the investment adviser initiated a management fee waiver of 0.02% through April 30, 2025.

Material Fund Change Expenses [Text Block]		Effective January 1, 2024, the investment adviser initiated a management fee waiver of 0.02% through April 30, 2025.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		www.pacificlife.com/pacificselectfund.html
C000078078
Shareholder Report [Line Items]
Fund Name		Emerging Markets Portfolio
Class Name		Class I
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Emerging Markets Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$54	1.07%

Expenses Paid, Amount		$ 54
Expense Ratio, Percent		1.07%
Material Change Date			Dec. 31, 2023
AssetsNet	$ 706,065,636	$ 706,065,636
Holdings Count | Holding	80	80
InvestmentCompanyPortfolioTurnover		45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets$706,065,636 # of Portfolio Holdings80 Year-to-Date Total Return2.44% Portfolio Turnover Rate45%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	4.7%
Others (each less than 3.0%)	1.1%
Energy	3.5%
Industrial	4.1%
Basic Materials	4.9%
Communications	10.2%
Consumer, Cyclical	12.1%
Consumer, Non-Cyclical	15.7%
Financial	18.6%
Technology	25.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  China Risk was removed from the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]		China Risk was removed from the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		www.pacificlife.com/pacificselectfund.html
C000098950
Shareholder Report [Line Items]
Fund Name		Emerging Markets Portfolio
Class Name		Class P
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Emerging Markets Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$44	0.87%

Expenses Paid, Amount		$ 44
Expense Ratio, Percent		0.87%
Material Change Date			Dec. 31, 2023
AssetsNet	$ 706,065,636	$ 706,065,636
Holdings Count | Holding	80	80
InvestmentCompanyPortfolioTurnover		45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets$706,065,636 # of Portfolio Holdings80 Year-to-Date Total Return2.55% Portfolio Turnover Rate45%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	4.7%
Others (each less than 3.0%)	1.1%
Energy	3.5%
Industrial	4.1%
Basic Materials	4.9%
Communications	10.2%
Consumer, Cyclical	12.1%
Consumer, Non-Cyclical	15.7%
Financial	18.6%
Technology	25.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  China Risk was removed from the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]		China Risk was removed from the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		www.pacificlife.com/pacificselectfund.html
C000230801
Shareholder Report [Line Items]
Fund Name		International Growth Portfolio
Class Name		Class I
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the International Growth Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$49	0.96%

Expenses Paid, Amount		$ 49
Expense Ratio, Percent		0.96%
AssetsNet	$ 948,012,483	$ 948,012,483
Holdings Count | Holding	66	66
InvestmentCompanyPortfolioTurnover		44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets$948,012,483 # of Portfolio Holdings66 Year-to-Date Total Return7.24% Portfolio Turnover Rate44%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	0.1%
Others (each less than 3.0%)	2.8%
Basic Materials	3.3%
Communications	7.1%
Financial	11.4%
Consumer, Cyclical	11.7%
Technology	14.2%
Industrial	17.5%
Consumer, Non-Cyclical	31.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		www.pacificlife.com/pacificselectfund.html
C000230800
Shareholder Report [Line Items]
Fund Name		International Growth Portfolio
Class Name		Class P
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the International Growth Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$39	0.76%

Expenses Paid, Amount		$ 39
Expense Ratio, Percent		0.76%
AssetsNet	$ 948,012,483	$ 948,012,483
Holdings Count | Holding	66	66
InvestmentCompanyPortfolioTurnover		44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets$948,012,483 # of Portfolio Holdings66 Year-to-Date Total Return7.35% Portfolio Turnover Rate44%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	0.1%
Others (each less than 3.0%)	2.8%
Basic Materials	3.3%
Communications	7.1%
Financial	11.4%
Consumer, Cyclical	11.7%
Technology	14.2%
Industrial	17.5%
Consumer, Non-Cyclical	31.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		www.pacificlife.com/pacificselectfund.html
C000078073
Shareholder Report [Line Items]
Fund Name		International Large-Cap Portfolio
Class Name		Class I
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the International Large-Cap Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50	0.99%

Expenses Paid, Amount		$ 50
Expense Ratio, Percent		0.99%
AssetsNet	$ 1,374,700,186	$ 1,374,700,186
Holdings Count | Holding	80	80
InvestmentCompanyPortfolioTurnover		7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets$1,374,700,186 # of Portfolio Holdings80 Year-to-Date Total Return4.35% Portfolio Turnover Rate7%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	0.8%
Others (each less than 3.0%)	7.1%
Basic Materials	6.6%
Technology	10.4%
Consumer, Cyclical	12.4%
Industrial	16.7%
Financial	18.0%
Consumer, Non-Cyclical	28.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		www.pacificlife.com/pacificselectfund.html
C000098946
Shareholder Report [Line Items]
Fund Name		International Large-Cap Portfolio
Class Name		Class P
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the International Large-Cap Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$40	0.79%

Expenses Paid, Amount		$ 40
Expense Ratio, Percent		0.79%
AssetsNet	$ 1,374,700,186	$ 1,374,700,186
Holdings Count | Holding	80	80
InvestmentCompanyPortfolioTurnover		7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets$1,374,700,186 # of Portfolio Holdings80 Year-to-Date Total Return4.45% Portfolio Turnover Rate7%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	0.8%
Others (each less than 3.0%)	7.1%
Basic Materials	6.6%
Technology	10.4%
Consumer, Cyclical	12.4%
Industrial	16.7%
Financial	18.0%
Consumer, Non-Cyclical	28.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		www.pacificlife.com/pacificselectfund.html
C000078094
Shareholder Report [Line Items]
Fund Name		International Small-Cap Portfolio
Class Name		Class I
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the International Small-Cap Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$57	1.13%

Expenses Paid, Amount		$ 57
Expense Ratio, Percent		1.13%
AssetsNet	$ 158,810,038	$ 158,810,038
Holdings Count | Holding	169	169
InvestmentCompanyPortfolioTurnover		25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets$158,810,038 # of Portfolio Holdings169 Year-to-Date Total Return1.26% Portfolio Turnover Rate25%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	1.3%
Others (each less than 3.0%)	5.4%
Exchange-Traded Funds	3.6%
Energy	5.3%
Technology	7.8%
Consumer, Cyclical	15.4%
Financial	18.7%
Consumer, Non-Cyclical	19.1%
Industrial	23.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		www.pacificlife.com/pacificselectfund.html
C000098965
Shareholder Report [Line Items]
Fund Name		International Small-Cap Portfolio
Class Name		Class P
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the International Small-Cap Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$46	0.92%

Expenses Paid, Amount		$ 46
Expense Ratio, Percent		0.92%
AssetsNet	$ 158,810,038	$ 158,810,038
Holdings Count | Holding	169	169
InvestmentCompanyPortfolioTurnover		25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets$158,810,038 # of Portfolio Holdings169 Year-to-Date Total Return1.36% Portfolio Turnover Rate25%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	1.3%
Others (each less than 3.0%)	5.4%
Exchange-Traded Funds	3.6%
Energy	5.3%
Technology	7.8%
Consumer, Cyclical	15.4%
Financial	18.7%
Consumer, Non-Cyclical	19.1%
Industrial	23.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		www.pacificlife.com/pacificselectfund.html
C000078114
Shareholder Report [Line Items]
Fund Name		International Value Portfolio
Class Name		Class I
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the International Value Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$45	0.90%

Expenses Paid, Amount		$ 45
Expense Ratio, Percent		0.90%
Material Change Date			Dec. 31, 2023
AssetsNet	$ 919,515,486	$ 919,515,486
Holdings Count | Holding	145	145
InvestmentCompanyPortfolioTurnover		29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets$919,515,486 # of Portfolio Holdings145 Year-to-Date Total Return3.06% Portfolio Turnover Rate29%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	1.2%
Others (each less than 3.0%)	5.5%
Basic Materials	5.1%
Communications	9.0%
Industrial	9.1%
Energy	9.4%
Consumer, Cyclical	13.8%
Consumer, Non-Cyclical	16.7%
Financial	30.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Japan Risk was removed from the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]		Japan Risk was removed from the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		www.pacificlife.com/pacificselectfund.html
C000098973
Shareholder Report [Line Items]
Fund Name		International Value Portfolio
Class Name		Class P
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the International Value Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$35	0.70%

Expenses Paid, Amount		$ 35
Expense Ratio, Percent		0.70%
Material Change Date			Dec. 31, 2023
AssetsNet	$ 919,515,486	$ 919,515,486
Holdings Count | Holding	145	145
InvestmentCompanyPortfolioTurnover		29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets$919,515,486 # of Portfolio Holdings145 Year-to-Date Total Return3.16% Portfolio Turnover Rate29%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	1.2%
Others (each less than 3.0%)	5.5%
Basic Materials	5.1%
Communications	9.0%
Industrial	9.1%
Energy	9.4%
Consumer, Cyclical	13.8%
Consumer, Non-Cyclical	16.7%
Financial	30.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Japan Risk was removed from the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]		Japan Risk was removed from the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		www.pacificlife.com/pacificselectfund.html
C000078112
Shareholder Report [Line Items]
Fund Name		Health Sciences Portfolio
Class Name		Class I
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Health Sciences Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$59	1.14%

Expenses Paid, Amount		$ 59
Expense Ratio, Percent		1.14%
AssetsNet	$ 415,883,163	$ 415,883,163
Holdings Count | Holding	123	123
InvestmentCompanyPortfolioTurnover		9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets$415,883,163 # of Portfolio Holdings123 Year-to-Date Total Return9.43% Portfolio Turnover Rate9%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	0.4%
Short-Term Investments	2.2%
Others (each less than 3.0%)	7.9%
Medical-Whsle Drug Dist	4.7%
Diagnostic Equipment	7.4%
Medical Products	9.9%
Medical Instruments	10.2%
Medical-HMO	12.4%
Medical-Biomedical/Gene	18.5%
Medical-Drugs	26.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		www.pacificlife.com/pacificselectfund.html
C000098971
Shareholder Report [Line Items]
Fund Name		Health Sciences Portfolio
Class Name		Class P
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Health Sciences Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$49	0.94%

Expenses Paid, Amount		$ 49
Expense Ratio, Percent		0.94%
AssetsNet	$ 415,883,163	$ 415,883,163
Holdings Count | Holding	123	123
InvestmentCompanyPortfolioTurnover		9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets$415,883,163 # of Portfolio Holdings123 Year-to-Date Total Return9.54% Portfolio Turnover Rate9%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	0.4%
Short-Term Investments	2.2%
Others (each less than 3.0%)	7.9%
Medical-Whsle Drug Dist	4.7%
Diagnostic Equipment	7.4%
Medical Products	9.9%
Medical Instruments	10.2%
Medical-HMO	12.4%
Medical-Biomedical/Gene	18.5%
Medical-Drugs	26.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		www.pacificlife.com/pacificselectfund.html
C000078085
Shareholder Report [Line Items]
Fund Name		Real Estate Portfolio
Class Name		Class I
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Real Estate Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$49	0.99%

Expenses Paid, Amount		$ 49
Expense Ratio, Percent		0.99%
AssetsNet	$ 372,348,455	$ 372,348,455
Holdings Count | Holding	38	38
InvestmentCompanyPortfolioTurnover		18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets$372,348,455 # of Portfolio Holdings38 Year-to-Date Total Return(1.08%) Portfolio Turnover Rate18%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	0.5%
Short-Term Investments	0.3%
Others (each less than 3.0%)	7.2%
REITS-Manufactured Homes	3.0%
REITS-Shopping Centers	4.8%
REITS-Office Property	5.4%
REITS-Storage	6.1%
REITS-Warehouse/Industrial	14.5%
REITS-Health Care	17.0%
REITS-Apartments	18.5%
REITS-Diversified	22.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		www.pacificlife.com/pacificselectfund.html
C000098957
Shareholder Report [Line Items]
Fund Name		Real Estate Portfolio
Class Name		Class P
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Real Estate Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$39	0.79%

Expenses Paid, Amount		$ 39
Expense Ratio, Percent		0.79%
AssetsNet	$ 372,348,455	$ 372,348,455
Holdings Count | Holding	38	38
InvestmentCompanyPortfolioTurnover		18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets$372,348,455 # of Portfolio Holdings38 Year-to-Date Total Return(0.98%) Portfolio Turnover Rate18%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	0.5%
Short-Term Investments	0.3%
Others (each less than 3.0%)	7.2%
REITS-Manufactured Homes	3.0%
REITS-Shopping Centers	4.8%
REITS-Office Property	5.4%
REITS-Storage	6.1%
REITS-Warehouse/Industrial	14.5%
REITS-Health Care	17.0%
REITS-Apartments	18.5%
REITS-Diversified	22.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		www.pacificlife.com/pacificselectfund.html
C000078092
Shareholder Report [Line Items]
Fund Name		Technology Portfolio
Class Name		Class I
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Technology Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$63	1.11%

Expenses Paid, Amount		$ 63
Expense Ratio, Percent		1.11%
Material Change Date			Dec. 31, 2023
AssetsNet	$ 392,921,826	$ 392,921,826
Holdings Count | Holding	42	42
InvestmentCompanyPortfolioTurnover		89.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets$392,921,826 # of Portfolio Holdings42 Year-to-Date Total Return28.48% Portfolio Turnover Rate89%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	3.5%
Short-Term Investments	1.9%
Others (each less than 3.0%)	11.0%
Semiconductor Equipment	3.0%
E-Commerce/Services	3.5%
Enterprise Software/Serv	3.9%
Internet Applications Software	3.9%
Applications Software	16.4%
Computers	17.0%
Electronic Components-Semiconductor	35.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Effective May 1, 2024, FIAM LLC began managing the Fund and some investment policies and risks changed at that time and the investment adviser initiated a management fee waiver of 0.11% through April 30, 2025.

Material Fund Change Expenses [Text Block]

  Effective May 1, 2024, FIAM LLC began managing the Fund and some investment policies and risks changed at that time and the investment adviser initiated a management fee waiver of 0.11% through April 30, 2025.

Material Fund Change Strategies [Text Block]
Material Fund Change Adviser [Text Block]
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		www.pacificlife.com/pacificselectfund.html
C000098963
Shareholder Report [Line Items]
Fund Name		Technology Portfolio
Class Name		Class P
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Technology Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$52	0.91%

Expenses Paid, Amount		$ 52
Expense Ratio, Percent		0.91%
Material Change Date			Dec. 31, 2023
AssetsNet	$ 392,921,826	$ 392,921,826
Holdings Count | Holding	42	42
InvestmentCompanyPortfolioTurnover		89.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets$392,921,826 # of Portfolio Holdings42 Year-to-Date Total Return28.60% Portfolio Turnover Rate89%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	3.5%
Short-Term Investments	1.9%
Others (each less than 3.0%)	11.0%
Semiconductor Equipment	3.0%
E-Commerce/Services	3.5%
Enterprise Software/Serv	3.9%
Internet Applications Software	3.9%
Applications Software	16.4%
Computers	17.0%
Electronic Components-Semiconductor	35.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Effective May 1, 2024, FIAM LLC began managing the Fund and some investment policies and risks changed at that time and the investment adviser initiated a management fee waiver of 0.11% through April 30, 2025.

Material Fund Change Expenses [Text Block]

  Effective May 1, 2024, FIAM LLC began managing the Fund and some investment policies and risks changed at that time and the investment adviser initiated a management fee waiver of 0.11% through April 30, 2025.

Material Fund Change Strategies [Text Block]
Material Fund Change Adviser [Text Block]
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		www.pacificlife.com/pacificselectfund.html
C000226481
Shareholder Report [Line Items]
Fund Name		ESG Diversified Portfolio
Class Name		Class I
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the ESG Diversified Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$26	0.50%

Expenses Paid, Amount		$ 26
Expense Ratio, Percent		0.50%
Material Change Date			Dec. 31, 2023
AssetsNet	$ 37,244,474	$ 37,244,474
Holdings Count | Holding	8	8
InvestmentCompanyPortfolioTurnover		14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets$37,244,474 # of Portfolio Holdings8 Year-to-Date Total Return7.40% Portfolio Turnover Rate14%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.1%)
Fixed Income Funds	33.3%
Equity Funds	66.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  LIBOR Transition Risk was removed and Geographic Focus Risk was added to the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]		LIBOR Transition Risk was removed and Geographic Focus Risk was added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		www.pacificlife.com/pacificselectfund.html
C000226480
Shareholder Report [Line Items]
Fund Name		ESG Diversified Portfolio
Class Name		Class P
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the ESG Diversified Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$15	0.30%

Expenses Paid, Amount		$ 15
Expense Ratio, Percent		0.30%
Material Change Date			Dec. 31, 2023
AssetsNet	$ 37,244,474	$ 37,244,474
Holdings Count | Holding	8	8
InvestmentCompanyPortfolioTurnover		14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets$37,244,474 # of Portfolio Holdings8 Year-to-Date Total Return7.51% Portfolio Turnover Rate14%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.1%)
Fixed Income Funds	33.3%
Equity Funds	66.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  LIBOR Transition Risk was removed and Geographic Focus Risk was added to the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]		LIBOR Transition Risk was removed and Geographic Focus Risk was added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		www.pacificlife.com/pacificselectfund.html
C000230799
Shareholder Report [Line Items]
Fund Name		ESG Diversified Growth Portfolio
Class Name		Class I
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the ESG Diversified Growth Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$26	0.50%

Expenses Paid, Amount		$ 26
Expense Ratio, Percent		0.50%
Material Change Date			Dec. 31, 2023
AssetsNet	$ 17,635,603	$ 17,635,603
Holdings Count | Holding	8	8
InvestmentCompanyPortfolioTurnover		14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets$17,635,603 # of Portfolio Holdings8 Year-to-Date Total Return8.79% Portfolio Turnover Rate14%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.2%)
Fixed Income Funds	18.4%
Equity Funds	81.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  LIBOR Transition Risk was removed and Geographic Focus Risk was added to the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]		LIBOR Transition Risk was removed and Geographic Focus Risk was added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		www.pacificlife.com/pacificselectfund.html
C000230798
Shareholder Report [Line Items]
Fund Name		ESG Diversified Growth Portfolio
Class Name		Class P
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the ESG Diversified Growth Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$16	0.30%

Expenses Paid, Amount		$ 16
Expense Ratio, Percent		0.30%
Material Change Date			Dec. 31, 2023
AssetsNet	$ 17,635,603	$ 17,635,603
Holdings Count | Holding	8	8
InvestmentCompanyPortfolioTurnover		14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets$17,635,603 # of Portfolio Holdings8 Year-to-Date Total Return8.90% Portfolio Turnover Rate14%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.2%)
Fixed Income Funds	18.4%
Equity Funds	81.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  LIBOR Transition Risk was removed and Geographic Focus Risk was added to the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]		LIBOR Transition Risk was removed and Geographic Focus Risk was added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		www.pacificlife.com/pacificselectfund.html
C000167976
Shareholder Report [Line Items]
Fund Name		PSF Avantis Balanced Allocation Portfolio
Class Name		Class D
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the PSF Avantis Balanced Allocation Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class D	$23	0.44%

Expenses Paid, Amount		$ 23
Expense Ratio, Percent		0.44%
Material Change Date			Dec. 31, 2023
AssetsNet	$ 330,636,711	$ 330,636,711
Holdings Count | Holding	12	12
InvestmentCompanyPortfolioTurnover		52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets$330,636,711 # of Portfolio Holdings12 Year-to-Date Total Return6.29% Portfolio Turnover Rate52%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	0.4%
Equity Funds	7.2%
Fixed Income Funds	15.7%
Exchange-Traded Funds	76.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  LIBOR Transition Risk was removed and Value Companies Risk and Mid-Capitalization Companies Risk were added to the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]		LIBOR Transition Risk was removed and Value Companies Risk and Mid-Capitalization Companies Risk were added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		www.pacificlife.com/pacificselectfund.html
C000211249
Shareholder Report [Line Items]
Fund Name		PSF Avantis Balanced Allocation Portfolio
Class Name		Class P
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the PSF Avantis Balanced Allocation Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$10	0.19%

Expenses Paid, Amount		$ 10
Expense Ratio, Percent		0.19%
Material Change Date			Dec. 31, 2023
AssetsNet	$ 330,636,711	$ 330,636,711
Holdings Count | Holding	12	12
InvestmentCompanyPortfolioTurnover		52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets$330,636,711 # of Portfolio Holdings12 Year-to-Date Total Return6.43% Portfolio Turnover Rate52%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	0.4%
Equity Funds	7.2%
Fixed Income Funds	15.7%
Exchange-Traded Funds	76.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  LIBOR Transition Risk was removed and Value Companies Risk and Mid-Capitalization Companies Risk were added to the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]		LIBOR Transition Risk was removed and Value Companies Risk and Mid-Capitalization Companies Risk were added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		www.pacificlife.com/pacificselectfund.html
C000078100
Shareholder Report [Line Items]
Fund Name		Pacific Dynamix - Conservative Growth Portfolio
Class Name		Class I
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Pacific Dynamix - Conservative Growth Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$19	0.38%

Expenses Paid, Amount		$ 19
Expense Ratio, Percent		0.38%
Material Change Date			Dec. 31, 2023
AssetsNet	$ 489,063,819	$ 489,063,819
Holdings Count | Holding	10	10
InvestmentCompanyPortfolioTurnover		12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets$489,063,819 # of Portfolio Holdings10 Year-to-Date Total Return4.11% Portfolio Turnover Rate12%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Equity Funds	46.4%
Affiliated Fixed Income Funds	53.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  LIBOR Transition Risk and Consumer Non-Cyclical Sector Risk were removed from the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]		LIBOR Transition Risk and Consumer Non-Cyclical Sector Risk were removed from the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		www.pacificlife.com/pacificselectfund.html
C000211240
Shareholder Report [Line Items]
Fund Name		Pacific Dynamix - Conservative Growth Portfolio
Class Name		Class P
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Pacific Dynamix - Conservative Growth Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$9	0.18%

Expenses Paid, Amount		$ 9
Expense Ratio, Percent		0.18%
Material Change Date			Dec. 31, 2023
AssetsNet	$ 489,063,819	$ 489,063,819
Holdings Count | Holding	10	10
InvestmentCompanyPortfolioTurnover		12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets$489,063,819 # of Portfolio Holdings10 Year-to-Date Total Return4.21% Portfolio Turnover Rate12%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Equity Funds	46.4%
Affiliated Fixed Income Funds	53.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  LIBOR Transition Risk and Consumer Non-Cyclical Sector Risk were removed from the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]		LIBOR Transition Risk and Consumer Non-Cyclical Sector Risk were removed from the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		www.pacificlife.com/pacificselectfund.html
C000078101
Shareholder Report [Line Items]
Fund Name		Pacific Dynamix - Moderate Growth Portfolio
Class Name		Class I
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Pacific Dynamix - Moderate Growth Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$20	0.38%

Expenses Paid, Amount		$ 20
Expense Ratio, Percent		0.38%
Material Change Date			Dec. 31, 2023
AssetsNet	$ 2,552,933,571	$ 2,552,933,571
Holdings Count | Holding	10	10
InvestmentCompanyPortfolioTurnover		9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets$2,552,933,571 # of Portfolio Holdings10 Year-to-Date Total Return6.42% Portfolio Turnover Rate9%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Fixed Income Funds	32.7%
Affiliated Equity Funds	67.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  LIBOR Transition Risk, Consumer Non-Cyclical Sector Risk and Financial Sector Risk were removed from the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]		LIBOR Transition Risk, Consumer Non-Cyclical Sector Risk and Financial Sector Risk were removed from the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		www.pacificlife.com/pacificselectfund.html
C000211241
Shareholder Report [Line Items]
Fund Name		Pacific Dynamix - Moderate Growth Portfolio
Class Name		Class P
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Pacific Dynamix - Moderate Growth Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$9	0.18%

Expenses Paid, Amount		$ 9
Expense Ratio, Percent		0.18%
Material Change Date			Dec. 31, 2023
AssetsNet	$ 2,552,933,571	$ 2,552,933,571
Holdings Count | Holding	10	10
InvestmentCompanyPortfolioTurnover		9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets$2,552,933,571 # of Portfolio Holdings10 Year-to-Date Total Return6.52% Portfolio Turnover Rate9%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Fixed Income Funds	32.7%
Affiliated Equity Funds	67.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  LIBOR Transition Risk, Consumer Non-Cyclical Sector Risk and Financial Sector Risk were removed from the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]		LIBOR Transition Risk, Consumer Non-Cyclical Sector Risk and Financial Sector Risk were removed from the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		www.pacificlife.com/pacificselectfund.html
C000078102
Shareholder Report [Line Items]
Fund Name		Pacific Dynamix - Growth Portfolio
Class Name		Class I
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Pacific Dynamix - Growth Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$19	0.37%

Expenses Paid, Amount		$ 19
Expense Ratio, Percent		0.37%
Material Change Date			Dec. 31, 2023
AssetsNet	$ 2,053,437,067	$ 2,053,437,067
Holdings Count | Holding	10	10
InvestmentCompanyPortfolioTurnover		11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets$2,053,437,067 # of Portfolio Holdings10 Year-to-Date Total Return7.73% Portfolio Turnover Rate11%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Fixed Income Funds	18.3%
Affiliated Equity Funds	81.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  LIBOR Transition Risk, Consumer Non-Cyclical Sector Risk and Financial Sector Risk were removed from the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]		LIBOR Transition Risk, Consumer Non-Cyclical Sector Risk and Financial Sector Risk were removed from the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		www.pacificlife.com/pacificselectfund.html
C000211242
Shareholder Report [Line Items]
Fund Name		Pacific Dynamix - Growth Portfolio
Class Name		Class P
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Pacific Dynamix - Growth Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$9	0.17%

Expenses Paid, Amount		$ 9
Expense Ratio, Percent		0.17%
Material Change Date			Dec. 31, 2023
AssetsNet	$ 2,053,437,067	$ 2,053,437,067
Holdings Count | Holding	10	10
InvestmentCompanyPortfolioTurnover		11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets$2,053,437,067 # of Portfolio Holdings10 Year-to-Date Total Return7.84% Portfolio Turnover Rate11%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Fixed Income Funds	18.3%
Affiliated Equity Funds	81.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  LIBOR Transition Risk, Consumer Non-Cyclical Sector Risk and Financial Sector Risk were removed from the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]		LIBOR Transition Risk, Consumer Non-Cyclical Sector Risk and Financial Sector Risk were removed from the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		www.pacificlife.com/pacificselectfund.html
C000248882
Shareholder Report [Line Items]
Fund Name	Pacific Dynamix - Aggressive Growth Portfolio
Class Name	Class I
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacific Dynamix - Aggressive Growth Portfolio (the "Fund") for the period of April 30, 2024 (Fund Inception) to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$7	0.39%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.39%
AssetsNet	$ 3,431,636	$ 3,431,636
Holdings Count | Holding	9	9
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets$3,431,636 # of Portfolio Holdings9 Year-to-Date Total Return5.50% Portfolio Turnover Rate3%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.1%)
Affiliated Fixed Income Funds	4.4%
Affiliated Equity Funds	95.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-722-4448
Updated Prospectus Email Address	PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address	www.pacificlife.com/pacificselectfund.html
C000248883
Shareholder Report [Line Items]
Fund Name	Pacific Dynamix - Aggressive Growth Portfolio
Class Name	Class P
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacific Dynamix - Aggressive Growth Portfolio (the "Fund") for the period of April 30, 2024 (Fund Inception) to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$3	0.19%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.19%
AssetsNet	$ 3,431,636	$ 3,431,636
Holdings Count | Holding	9	9
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets$3,431,636 # of Portfolio Holdings9 Year-to-Date Total Return5.55% Portfolio Turnover Rate3%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.1%)
Affiliated Fixed Income Funds	4.4%
Affiliated Equity Funds	95.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-722-4448
Updated Prospectus Email Address	PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address	www.pacificlife.com/pacificselectfund.html
C000098939
Shareholder Report [Line Items]
Fund Name		Portfolio Optimization Conservative Portfolio
Class Name		Class I
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Portfolio Optimization Conservative Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$17	0.33%

Expenses Paid, Amount		$ 17
Expense Ratio, Percent		0.33%
Material Change Date			Dec. 31, 2023
AssetsNet	$ 1,007,759,703	$ 1,007,759,703
Holdings Count | Holding	28	28
InvestmentCompanyPortfolioTurnover		19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets$1,007,759,703 # of Portfolio Holdings28 Year-to-Date Total Return2.96% Portfolio Turnover Rate19%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Equity Funds	29.6%
Affiliated Fixed Income Funds	70.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  LIBOR Transition Risk was removed and Restricted Securities Risk, Technology Sector Risk and Conflicts of Interest Risk were added to the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]		LIBOR Transition Risk was removed and Restricted Securities Risk, Technology Sector Risk and Conflicts of Interest Risk were added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		www.pacificlife.com/pacificselectfund.html
C000211243
Shareholder Report [Line Items]
Fund Name		Portfolio Optimization Conservative Portfolio
Class Name		Class P
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Portfolio Optimization Conservative Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$7	0.13%

Expenses Paid, Amount		$ 7
Expense Ratio, Percent		0.13%
Material Change Date			Dec. 31, 2023
AssetsNet	$ 1,007,759,703	$ 1,007,759,703
Holdings Count | Holding	28	28
InvestmentCompanyPortfolioTurnover		19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets$1,007,759,703 # of Portfolio Holdings28 Year-to-Date Total Return3.07% Portfolio Turnover Rate19%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Equity Funds	29.6%
Affiliated Fixed Income Funds	70.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  LIBOR Transition Risk was removed and Restricted Securities Risk, Technology Sector Risk and Conflicts of Interest Risk were added to the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]		LIBOR Transition Risk was removed and Restricted Securities Risk, Technology Sector Risk and Conflicts of Interest Risk were added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		www.pacificlife.com/pacificselectfund.html
C000098940
Shareholder Report [Line Items]
Fund Name		Portfolio Optimization Moderate-Conservative Portfolio
Class Name		Class I
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Portfolio Optimization Moderate-Conservative Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$16	0.32%

Expenses Paid, Amount		$ 16
Expense Ratio, Percent		0.32%
Material Change Date			Dec. 31, 2023
AssetsNet	$ 1,516,469,969	$ 1,516,469,969
Holdings Count | Holding	29	29
InvestmentCompanyPortfolioTurnover		20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets$1,516,469,969 # of Portfolio Holdings29 Year-to-Date Total Return4.53% Portfolio Turnover Rate20%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Equity Funds	46.1%
Affiliated Fixed Income Funds	53.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  LIBOR Transition Risk was removed and Restricted Securities Risk, Technology Sector Risk and Conflicts of Interest Risk were added to the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]		LIBOR Transition Risk was removed and Restricted Securities Risk, Technology Sector Risk and Conflicts of Interest Risk were added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		www.pacificlife.com/pacificselectfund.html
C000211244
Shareholder Report [Line Items]
Fund Name		Portfolio Optimization Moderate-Conservative Portfolio
Class Name		Class P
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Portfolio Optimization Moderate-Conservative Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$6	0.12%

Expenses Paid, Amount		$ 6
Expense Ratio, Percent		0.12%
Material Change Date			Dec. 31, 2023
AssetsNet	$ 1,516,469,969	$ 1,516,469,969
Holdings Count | Holding	29	29
InvestmentCompanyPortfolioTurnover		20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets$1,516,469,969 # of Portfolio Holdings29 Year-to-Date Total Return4.64% Portfolio Turnover Rate20%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Equity Funds	46.1%
Affiliated Fixed Income Funds	53.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  LIBOR Transition Risk was removed and Restricted Securities Risk, Technology Sector Risk and Conflicts of Interest Risk were added to the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]		LIBOR Transition Risk was removed and Restricted Securities Risk, Technology Sector Risk and Conflicts of Interest Risk were added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		www.pacificlife.com/pacificselectfund.html
C000098941
Shareholder Report [Line Items]
Fund Name		Portfolio Optimization Moderate Portfolio
Class Name		Class I
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Portfolio Optimization Moderate Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$16	0.32%

Expenses Paid, Amount		$ 16
Expense Ratio, Percent		0.32%
Material Change Date			Dec. 31, 2023
AssetsNet	$ 6,914,291,499	$ 6,914,291,499
Holdings Count | Holding	29	29
InvestmentCompanyPortfolioTurnover		22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets$6,914,291,499 # of Portfolio Holdings29 Year-to-Date Total Return6.50% Portfolio Turnover Rate22%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Fixed Income Funds	32.9%
Affiliated Equity Funds	67.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  LIBOR Transition Risk was removed and Small Number of Holdings Risk, Restricted Securities Risk and Conflicts of Interest Risk were added to the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]		LIBOR Transition Risk was removed and Small Number of Holdings Risk, Restricted Securities Risk and Conflicts of Interest Risk were added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		www.pacificlife.com/pacificselectfund.html
C000211245
Shareholder Report [Line Items]
Fund Name		Portfolio Optimization Moderate Portfolio
Class Name		Class P
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Portfolio Optimization Moderate Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$6	0.12%

Expenses Paid, Amount		$ 6
Expense Ratio, Percent		0.12%
Material Change Date			Dec. 31, 2023
AssetsNet	$ 6,914,291,499	$ 6,914,291,499
Holdings Count | Holding	29	29
InvestmentCompanyPortfolioTurnover		22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets$6,914,291,499 # of Portfolio Holdings29 Year-to-Date Total Return6.61% Portfolio Turnover Rate22%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Fixed Income Funds	32.9%
Affiliated Equity Funds	67.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  LIBOR Transition Risk was removed and Small Number of Holdings Risk, Restricted Securities Risk and Conflicts of Interest Risk were added to the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]		LIBOR Transition Risk was removed and Small Number of Holdings Risk, Restricted Securities Risk and Conflicts of Interest Risk were added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		www.pacificlife.com/pacificselectfund.html
C000098942
Shareholder Report [Line Items]
Fund Name		Portfolio Optimization Growth Portfolio
Class Name		Class I
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Portfolio Optimization Growth Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$16	0.32%

Expenses Paid, Amount		$ 16
Expense Ratio, Percent		0.32%
Material Change Date			Dec. 31, 2023
AssetsNet	$ 6,509,384,195	$ 6,509,384,195
Holdings Count | Holding	29	29
InvestmentCompanyPortfolioTurnover		29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets$6,509,384,195 # of Portfolio Holdings29 Year-to-Date Total Return6.67% Portfolio Turnover Rate29%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Fixed Income Funds	20.9%
Affiliated Equity Funds	79.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  LIBOR Transition Risk was removed and Restricted Securities Risk and Conflicts of Interest Risk were added to the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]		LIBOR Transition Risk was removed and Restricted Securities Risk and Conflicts of Interest Risk were added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		www.pacificlife.com/pacificselectfund.html
C000211246
Shareholder Report [Line Items]
Fund Name		Portfolio Optimization Growth Portfolio
Class Name		Class P
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Portfolio Optimization Growth Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$6	0.12%

Expenses Paid, Amount		$ 6
Expense Ratio, Percent		0.12%
Material Change Date			Dec. 31, 2023
AssetsNet	$ 6,509,384,195	$ 6,509,384,195
Holdings Count | Holding	29	29
InvestmentCompanyPortfolioTurnover		29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets$6,509,384,195 # of Portfolio Holdings29 Year-to-Date Total Return6.78% Portfolio Turnover Rate29%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Fixed Income Funds	20.9%
Affiliated Equity Funds	79.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  LIBOR Transition Risk was removed and Restricted Securities Risk and Conflicts of Interest Risk were added to the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]		LIBOR Transition Risk was removed and Restricted Securities Risk and Conflicts of Interest Risk were added to the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		www.pacificlife.com/pacificselectfund.html
C000098943
Shareholder Report [Line Items]
Fund Name		Portfolio Optimization Aggressive-Growth Portfolio
Class Name		Class I
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Portfolio Optimization Aggressive-Growth Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$17	0.33%

Expenses Paid, Amount		$ 17
Expense Ratio, Percent		0.33%
Material Change Date			Dec. 31, 2023
AssetsNet	$ 1,622,518,154	$ 1,622,518,154
Holdings Count | Holding	27	27
InvestmentCompanyPortfolioTurnover		31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets$1,622,518,154 # of Portfolio Holdings27 Year-to-Date Total Return7.54% Portfolio Turnover Rate31%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Fixed Income Funds	7.0%
Affiliated Equity Funds	93.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  LIBOR Transition Risk and ESG Considerations Risk were removed from the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]		LIBOR Transition Risk and ESG Considerations Risk were removed from the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		www.pacificlife.com/pacificselectfund.html
C000211247
Shareholder Report [Line Items]
Fund Name		Portfolio Optimization Aggressive-Growth Portfolio
Class Name		Class P
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Portfolio Optimization Aggressive-Growth Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$7	0.13%

Expenses Paid, Amount		$ 7
Expense Ratio, Percent		0.13%
Material Change Date			Dec. 31, 2023
AssetsNet	$ 1,622,518,154	$ 1,622,518,154
Holdings Count | Holding	27	27
InvestmentCompanyPortfolioTurnover		31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets$1,622,518,154 # of Portfolio Holdings27 Year-to-Date Total Return7.65% Portfolio Turnover Rate31%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Fixed Income Funds	7.0%
Affiliated Equity Funds	93.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  LIBOR Transition Risk and ESG Considerations Risk were removed from the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]		LIBOR Transition Risk and ESG Considerations Risk were removed from the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		www.pacificlife.com/pacificselectfund.html
C000139083
Shareholder Report [Line Items]
Fund Name		PD 1-3 Year Corporate Bond Portfolio
Class Name		Class P
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the PD 1-3 Year Corporate Bond Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$13	0.25%

Expenses Paid, Amount		$ 13
Expense Ratio, Percent		0.25%
Material Change Date			Dec. 31, 2023
AssetsNet	$ 60,664,165	$ 60,664,165
Holdings Count | Holding	289	289
InvestmentCompanyPortfolioTurnover		20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets$60,664,165 # of Portfolio Holdings289 Year-to-Date Total Return1.63% Portfolio Turnover Rate20%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	0.8%
Others (each less than 3.0%)	0.9%
Communications	4.9%
Industrial	5.9%
Utilities	6.0%
Energy	6.3%
Technology	6.5%
Consumer, Cyclical	9.7%
Consumer, Non-Cyclical	12.3%
Financial	46.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  LIBOR Transition Risk was removed from the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]		LIBOR Transition Risk was removed from the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		www.pacificlife.com/pacificselectfund.html
C000078108
Shareholder Report [Line Items]
Fund Name		PD Aggregate Bond Index Portfolio
Class Name		Class P
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the PD Aggregate Bond Index Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$10	0.20%

Expenses Paid, Amount		$ 10
Expense Ratio, Percent		0.20%
Material Change Date			Dec. 31, 2023
AssetsNet	$ 1,189,063,128	$ 1,189,063,128
Holdings Count | Holding	3,974	3,974
InvestmentCompanyPortfolioTurnover		30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets$1,189,063,128 # of Portfolio Holdings3,974 Year-to-Date Total Return(0.71%) Portfolio Turnover Rate30%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	(0.1%)
Others (each less than 3.0%)	4.4%
Corporate Bonds & Notes	26.3%
Mortgage-Backed Securities	27.0%
U.S. Treasury Obligations	42.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  LIBOR Transition Risk was removed from the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]		LIBOR Transition Risk was removed from the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		www.pacificlife.com/pacificselectfund.html
C000078109
Shareholder Report [Line Items]
Fund Name		PD High Yield Bond Market Portfolio
Class Name		Class P
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the PD High Yield Bond Market Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$15	0.29%

Expenses Paid, Amount		$ 15
Expense Ratio, Percent		0.29%
Material Change Date			Dec. 31, 2023
AssetsNet	$ 223,713,191	$ 223,713,191
Holdings Count | Holding	1,237	1,237
InvestmentCompanyPortfolioTurnover		14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets$223,713,191 # of Portfolio Holdings1,237 Year-to-Date Total Return2.56% Portfolio Turnover Rate14%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	1.3%
Others (each less than 3.0%)	3.5%
Technology	4.7%
Basic Materials	5.2%
Industrial	11.0%
Energy	11.2%
Financial	12.1%
Communications	14.8%
Consumer, Non-Cyclical	15.2%
Consumer, Cyclical	21.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  LIBOR Transition Risk was removed from the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]		LIBOR Transition Risk was removed from the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		www.pacificlife.com/pacificselectfund.html
C000078103
Shareholder Report [Line Items]
Fund Name		PD Large-Cap Growth Index Portfolio
Class Name		Class P
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the PD Large-Cap Growth Index Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$9	0.17%

Expenses Paid, Amount		$ 9
Expense Ratio, Percent		0.17%
AssetsNet	$ 1,171,166,616	$ 1,171,166,616
Holdings Count | Holding	392	392
InvestmentCompanyPortfolioTurnover		22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets$1,171,166,616 # of Portfolio Holdings392 Year-to-Date Total Return20.59% Portfolio Turnover Rate22%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	0.3%
Derivatives	(0.0%)
Others (each less than 3.0%)	5.5%
Financial	5.6%
Consumer, Cyclical	7.7%
Consumer, Non-Cyclical	11.4%
Communications	21.8%
Technology	47.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		www.pacificlife.com/pacificselectfund.html
C000078105
Shareholder Report [Line Items]
Fund Name		PD Large-Cap Value Index Portfolio
Class Name		Class P
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the PD Large-Cap Value Index Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$9	0.17%

Expenses Paid, Amount		$ 9
Expense Ratio, Percent		0.17%
Material Change Date			Dec. 31, 2023
AssetsNet	$ 1,146,315,913	$ 1,146,315,913
Holdings Count | Holding	872	872
InvestmentCompanyPortfolioTurnover		20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets$1,146,315,913 # of Portfolio Holdings872 Year-to-Date Total Return6.56% Portfolio Turnover Rate20%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	0.2%
Derivatives	0.0%
Others (each less than 3.0%)	2.0%
Basic Materials	3.3%
Utilities	4.4%
Communications	5.6%
Energy	7.5%
Technology	8.4%
Consumer, Cyclical	8.6%
Industrial	13.7%
Consumer, Non-Cyclical	23.1%
Financial	23.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Consumer Non-Cyclical Sector Risk was removed from the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]		Consumer Non-Cyclical Sector Risk was removed from the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		www.pacificlife.com/pacificselectfund.html
C000221970
Shareholder Report [Line Items]
Fund Name		PD Mid-Cap Index Portfolio
Class Name		Class P
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the PD Mid-Cap Index Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$10	0.20%

Expenses Paid, Amount		$ 10
Expense Ratio, Percent		0.20%
AssetsNet	$ 343,809,767	$ 343,809,767
Holdings Count | Holding	815	815
InvestmentCompanyPortfolioTurnover		18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets$343,809,767 # of Portfolio Holdings815 Year-to-Date Total Return4.85% Portfolio Turnover Rate18%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	0.2%
Derivatives	0.0%
Others (each less than 3.0%)	1.5%
Basic Materials	3.6%
Communications	4.9%
Utilities	5.2%
Energy	5.7%
Consumer, Cyclical	12.9%
Technology	13.2%
Industrial	13.9%
Consumer, Non-Cyclical	18.6%
Financial	20.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		www.pacificlife.com/pacificselectfund.html
C000078107
Shareholder Report [Line Items]
Fund Name		PD Small-Cap Growth Index Portfolio
Class Name		Class P
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the PD Small-Cap Growth Index Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$13	0.25%

Expenses Paid, Amount		$ 13
Expense Ratio, Percent		0.25%
AssetsNet	$ 70,010,481	$ 70,010,481
Holdings Count | Holding	1,121	1,121
InvestmentCompanyPortfolioTurnover		35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets$70,010,481 # of Portfolio Holdings1,121 Year-to-Date Total Return4.30% Portfolio Turnover Rate35%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	0.3%
Derivatives	0.0%
Others (each less than 3.0%)	2.5%
Basic Materials	3.2%
Energy	4.0%
Communications	4.1%
Financial	8.8%
Consumer, Cyclical	10.0%
Technology	16.3%
Industrial	19.0%
Consumer, Non-Cyclical	31.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		www.pacificlife.com/pacificselectfund.html
C000078106
Shareholder Report [Line Items]
Fund Name		PD Small-Cap Value Index Portfolio
Class Name		Class P
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the PD Small-Cap Value Index Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$12	0.25%

Expenses Paid, Amount		$ 12
Expense Ratio, Percent		0.25%
AssetsNet	$ 86,206,955	$ 86,206,955
Holdings Count | Holding	1,423	1,423
InvestmentCompanyPortfolioTurnover		33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets$86,206,955 # of Portfolio Holdings1,423 Year-to-Date Total Return(0.98%) Portfolio Turnover Rate33%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	0.6%
Derivatives	0.0%
Others (each less than 3.0%)	4.1%
Communications	3.5%
Basic Materials	3.8%
Utilities	4.9%
Energy	8.7%
Consumer, Cyclical	11.7%
Industrial	11.8%
Consumer, Non-Cyclical	14.5%
Financial	36.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		www.pacificlife.com/pacificselectfund.html
C000078111
Shareholder Report [Line Items]
Fund Name		PD Emerging Markets Index Portfolio
Class Name		Class P
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the PD Emerging Markets Index Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$37	0.71%

Expenses Paid, Amount		$ 37
Expense Ratio, Percent		0.71%
AssetsNet	$ 105,401,643	$ 105,401,643
Holdings Count | Holding	1,379	1,379
InvestmentCompanyPortfolioTurnover		37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets$105,401,643 # of Portfolio Holdings1,379 Year-to-Date Total Return7.04% Portfolio Turnover Rate37%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.2%)
Derivatives	0.0%
Others (each less than 3.0%)	4.8%
Energy	5.4%
Basic Materials	6.0%
Consumer, Non-Cyclical	8.3%
Industrial	8.4%
Consumer, Cyclical	8.5%
Communications	14.0%
Technology	21.6%
Financial	23.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		www.pacificlife.com/pacificselectfund.html
C000078110
Shareholder Report [Line Items]
Fund Name		PD International Large-Cap Index Portfolio
Class Name		Class P
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the PD International Large-Cap Index Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-722-4448
Additional Information Email		PSFdocumentrequest@pacificlife.com
Additional Information Website		www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$12	0.24%

Expenses Paid, Amount		$ 12
Expense Ratio, Percent		0.24%
Material Change Date			Dec. 31, 2023
AssetsNet	$ 704,365,206	$ 704,365,206
Holdings Count | Holding	352	352
InvestmentCompanyPortfolioTurnover		6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets$704,365,206 # of Portfolio Holdings352 Year-to-Date Total Return5.80% Portfolio Turnover Rate6%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	0.8%
Derivatives	0.0%
Others (each less than 3.0%)	4.9%
Communications	3.9%
Basic Materials	5.4%
Energy	6.1%
Technology	7.3%
Industrial	12.2%
Consumer, Cyclical	13.3%
Financial	22.8%
Consumer, Non-Cyclical	23.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Consumer Non-Cyclical Sector Risk was removed from the Fund during the reporting period.

Material Fund Change Risks Change [Text Block]		Consumer Non-Cyclical Sector Risk was removed from the Fund during the reporting period.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

Updated Prospectus Phone Number		800-722-4448
Updated Prospectus Email Address		PSFdocumentrequest@pacificlife.com
Updated Prospectus Web Address		www.pacificlife.com/pacificselectfund.html